PAYABLES TO CUSTOMERS	6 Months Ended
Jun. 30, 2025
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
PAYABLES TO CUSTOMERS
10.	PAYABLES TO CUSTOMERS

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Trade payables arising from the business of dealing in securities:
- Cash clients – third parties	3,704,052	15,467,627
- Cash clients – related party	98,605	40,008,605
	3,802,657	55,476,232